UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York  10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

(Name and address of agent for service)

registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli
Enterprise
Mergers and
Acquisitions
Fund

SEMI ANNUAL REPORT
APRIL 30, 2010

Gabelli Enterprise Mergers and Acquisitions Fund
Semi-Annual Report
April 30, 2010

To Our Shareholders,

Enclosed are the financial statements and the investment portfolio as of April 30, 2010.

Comparative Results

Average Annual Returns through April 30, 2010 (a) (Unaudited)

			Calendar								Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(2/28/01)

Gabelli Enterprise Mergers and Acquisitions Fund
Class AAA	6.16%		3.95%		29.08%		(2.28)%		3.46%		3.97%
Class A	6.26		4.05		29.21		(2.25)		3.48		3.98
	0.15	(b)	(1.93	)(b)	21.78	(b)	(4.16	)(b)	2.26	(b)	3.31	(b)
Class B	6.08		3.79		28.53		(2.78)		2.91		3.41
	1.08	(c)	(1.21	)(c)	23.53	(c)	(3.76	)(c)	2.55	(c)	3.41
Class C	6.09		3.79		28.47		(2.80)		2.90		3.40
	5.09	(d)	2.79	(d)	27.47	(d)	(2.80)		2.90		3.40
Class Y	6.39		4.24		29.86		(1.80)		3.95		4.45
S&P 500 Index	11.04		7.05		38.82		(5.04)		2.63		1.42
In the current prospectus, the Fund’s expense ratios are 1.54%, 1.74%, 2.29%, 2.29%, and 1.29% for the Class AAA, A, B, C, and Y Shares, respectively. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)
Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index. The Class A Shares’ net asset values (“NAVs”) are used to calculate the performance for the periods prior to the issuance of the Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher than the returns of the Class A Shares (without the sales charge) due to lower expenses.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)
Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)
Performance results include the deferred sales charges for the Class C Shares at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

\

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from November 1, 2009 through April 30, 2010	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	11/01/09	4/30/10	Ratio	Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA **	$1,000.00	$1,290.73	1.55%	$3.11
Class A	$1,000.00	$1,103.90	1.75%	$9.13
Class B	$1,000.00	$1,101.10	2.30%	$11.98
Class C	$1,000.00	$1,100.60	2.30%	$11.98
Class Y	$1,000.00	$1,107.00	1.30%	$6.79
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.11	1.55%	$7.75
Class A	$1,000.00	$1,016.12	1.75%	$8.75
Class B	$1,000.00	$1,013.39	2.30%	$11.48
Class C	$1,000.00	$1,013.39	2.30%	$11.48
Class Y	$1,000.00	$1,018.35	1.30%	$6.51

*
Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

**	Class AAA Shares were first issued on February 26, 2010. Account values and expense ratios for the Actual Fund Return are calculated from February 26, 2010 through April 30, 2010.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2010:

Gabelli Enterprise Mergers and Acquisitions Fund
U.S. Government Obligations	39.1%
Health Care	15.5%
Industrials	9.2%
Consumer Discretionary	8.7%
Information Technology	8.3%
Telecommunication Services	5.1%
Financials	4.2%
Materials	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	2.9%
Other Assets and Liabilities (Net)	(4.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended January 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge,  upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli Enterprise Mergers and Acquisitions Fund Schedule of Investments — April 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 65.0%
	HEALTH CARE — 15.5%
	Biotechnology — 0.3%
11,000	Biogen Idec Inc.†	$607,290	$585,750
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	0	44,000
		607,290	629,750

	Health Care Equipment and Supplies — 2.4%
18,000	Alcon Inc.	2,799,470	2,805,480
53,000	ArthroCare Corp.†	1,187,424	1,639,290
4,000	ATS Medical Inc.†	15,860	15,960
13,000	Exactech Inc.†	175,288	265,980
15,000	National Dentex Corp.†	252,675	254,700
25,000	RTI Biologics Inc.†	138,314	95,750
1,500	Young Innovations Inc.	42,186	37,755
		4,611,217	5,114,915

	Health Care Providers and Services — 0.3%
1,000	Chemed Corp.	30,478	55,010
48,000	Dialysis Corp. of America†	537,850	538,080
		568,328	593,090

	Health Care Technology — 2.6%
320,000	Phase Forward Inc.†	5,385,526	5,379,200

	Life Sciences Tools and Services — 8.6%
98,400	Millipore Corp.†	10,372,916	10,445,160
105,000	Varian Inc.†	5,370,330	5,437,950
120,000	WuXi PharmaTech (Cayman) Inc., ADR†	2,345,996	2,304,000
		18,089,242	18,187,110

	Pharmaceuticals — 1.3%
27,000	Allergan Inc.	1,551,381	1,719,630
25,000	Bristol-Myers Squibb Co.	581,710	632,250
60,000	Javelin Pharmaceuticals Inc.†	132,500	130,800
4,000	OSI Pharmaceuticals Inc.†	238,055	234,680
		2,503,646	2,717,360
	TOTAL HEALTH CARE	31,765,249	32,621,425

	INDUSTRIALS — 9.2%
	Aerospace and Defense — 3.4%
180,000	DynCorp International Inc., Class A†	3,115,255	3,096,000
280,000	Herley Industries Inc.†	4,185,486	4,102,000
		7,300,741	7,198,000

	Building Products — 1.1%
158,000	Griffon Corp.†	1,356,468	2,227,800

	Commercial Services and Supplies — 0.8%
128,000	Bowne & Co. Inc.	1,442,877	1,431,040
1,000	Protection One Inc.†	15,415	15,470
5,000	Rollins Inc.	22,545	108,750
200	Sperian Protection	19,072	18,694
		1,499,909	1,573,954

	Diversified Industrial — 0.1%
80,000	Delta plc	243,981	225,837

	Electrical Equipment — 0.3%
3,000	Belden Inc.	51,160	82,380
58,000	SL Industries Inc.†	781,688	611,900
		832,848	694,280

	Industrial Conglomerates — 0.1%
5,000	Tyco International Ltd.	97,736	193,950

	Machinery — 1.3%
55,000	Baldwin Technology Co. Inc., Cl. A†	163,182	81,400
10,000	CIRCOR International Inc.	203,741	344,600
42,000	Navistar International Corp.†	1,022,999	2,030,280
6,000	Tennant Co.	140,790	206,940
		1,530,712	2,663,220

	Road and Rail — 0.2%
10,000	Dollar Thrifty Automotive Group Inc.†	447,527	439,900

	Trading Companies and Distributors — 0.4%
10,000	GATX Corp.	354,156	326,400
18,000	Kaman Corp.	578,975	493,380
		933,131	819,780

	Transportation — 1.5%
40,700	Smit Internationale NV	3,553,848	3,251,405
	TOTAL INDUSTRIALS	17,796,901	19,288,126

	CONSUMER DISCRETIONARY — 8.7%
	Auto Components — 0.2%
16,000	Tenneco Inc.†	50,954	412,320

	Diversified Consumer Services — 2.4%
100,000	Brink’s Home Security Holdings Inc.†	4,201,819	4,194,000
50,000	Corinthian Colleges Inc.†	424,772	781,000
		4,626,591	4,975,000

	Hotels, Restaurants, and Leisure — 1.1%
18,000	Boyd Gaming Corp.†	85,683	228,600
56,000	CKE Restaurants Inc.	691,190	691,040
135,000	Dover Motorsports Inc.	616,277	297,000
16,000	Gaylord Entertainment Co.†	185,952	540,000

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — April 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Hotels, Restaurants, and Leisure (Continued)
80,000	Ladbrokes plc	$334,747	$190,829
2,000	Landry’s Restaurants Inc.†	28,256	46,180
120,200	Youbet.com Inc.†	350,491	352,186
		2,292,596	2,345,835

	Household Durables — 0.6%
20,500	Harman International Industries Inc.†	799,287	809,340
8,000	Nobility Homes Inc.†	155,027	82,000
13,000	Skyline Corp.	441,763	303,030
		1,396,077	1,194,370

	Media — 3.7%
90,000	Acme Communications Inc.†	237,797	81,000
2,000	Ascent Media Corp., Cl. A†	49,850	59,040
20,000	Cablevision Systems Corp., Cl. A	417,038	548,800
6,000	CBS Corp., Cl. A, Voting	52,074	97,320
120,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,983,946	1,389,600
80,000	Crown Media Holdings Inc., Cl. A†	537,982	144,800
15,000	DIRECTV, Cl. A†	359,371	543,450
4,000	Discovery Communications Inc., Cl. A†	57,024	154,800
4,000	Discovery Communications Inc., Cl. C†	39,809	133,480
18,000	DISH Network Corp., Cl. A	345,168	398,700
43,000	Fisher Communications Inc.†	1,669,432	646,720
254	Granite Broadcasting Corp.†	0	0
30,000	Liberty Media Corp. - Capital, Cl. A†	362,607	1,328,100
5,000	Liberty Media Corp. - Starz, Cl. A†	113,576	276,950
6,000	LIN TV Corp., Cl. A†	59,490	43,380
90,000	RCN Corp.†	1,342,865	1,321,200
13,000	Salem Communications Corp., Cl. A†	69,913	59,150
20,000	Shaw Communications Inc., Cl. B	265,164	376,200
50,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	779,865	220,422
		8,742,971	7,823,112

	Multiline Retail — 0.0%
3,000	Saks Inc.†	38,130	29,250

	Specialty Retail — 0.7%
85,000	Midas Inc.†	1,453,291	978,350
10,000	Pier 1 Imports Inc.†	63,663	82,800
45,000	Sally Beauty Holdings Inc.†	348,705	429,750
		1,865,659	1,490,900

	Textiles, Apparel, and Luxury Goods — 0.0%
11,000	Heelys Inc.†	36,625	30,250

	TOTAL CONSUMER DISCRETIONARY	19,049,603	18,301,037

	INFORMATION TECHNOLOGY — 8.3%
	Communications Equipment — 0.0%
5,000	Emulex Corp.†	47,335	58,750
2,000	Palm Inc.†	11,690	11,600
		59,025	70,350

	Computers and Peripherals — 0.4%
8,000	Diebold Inc.	236,960	250,800
50,000	Intermec Inc.†	994,201	573,500
2,000	SanDisk Corp.†	17,347	79,780
		1,248,508	904,080

	Electrical Equipment and Instruments — 1.5%
226,000	Bell Microproducts Inc.†	1,568,782	1,582,000
15,200	Oce NV†	175,104	172,003
10,000	Park Electrochemical Corp.	260,510	302,100
25,000	Tyco Electronics Ltd.	1,018,543	803,000
30,000	Zygo Corp.†	274,239	283,500
		3,297,178	3,142,603

	Internet Software and Services — 5.7%
200,000	CyberSource Corp.†	5,129,356	5,136,000
14,000	IAC/InterActiveCorp.†	368,229	313,880
10,000	Novell Inc.†	59,270	56,100
350,000	SkillSoft plc, ADR†	3,825,974	3,913,000
150,000	Yahoo! Inc.†	4,166,848	2,479,500
		13,549,677	11,898,480

	Semiconductors and Semiconductor Equipment — 0.1%
4,000	International Rectifier Corp.†	63,912	92,080
16,000	MoSys Inc.†	63,910	69,120
		127,822	161,200

	Software — 0.6%
15,000	FalconStor Software Inc.†	92,214	44,850
2,830	GSE Systems Inc.†	3,254	15,848
1	JDA Software Group Inc.†	27	29
28,700	PLATO Learning Inc.†	159,358	162,155
90,000	Take-Two Interactive Software Inc.†	1,418,934	978,300
		1,673,787	1,201,182
	TOTAL INFORMATION TECHNOLOGY	19,955,997	17,377,895

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — April 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES — 5.1%
	Diversified Telecommunications Services — 1.9%
290,000	Asia Satellite
	Telecommunications Holdings Ltd.	$627,083	$441,491
350,000	Cincinnati Bell Inc.†	1,744,383	1,179,500
30,000	GVT Holding SA†	873,593	990,652
150,000	Portugal Telecom SGPS SA	1,843,435	1,533,233
		5,088,494	4,144,876

	Wireless Telecommunications Services — 3.2%
17,000	Millicom International Cellular SA	1,182,159	1,500,760
2,000	Rogers Communications Inc., Cl. B	5,909	71,220
480,000	Sprint Nextel Corp.†	3,744,614	2,040,000
8,000	Telephone & Data Systems Inc.	248,529	277,280
66,000	United States Cellular Corp.†	3,090,653	2,777,280
		8,271,864	6,666,540
	TOTAL TELECOMMUNICATION SERVICES	13,360,358	10,811,416

	FINANCIALS — 4.2%
	Capital Markets — 1.1%
50,000	BKF Capital Group Inc.†	200,759	46,000
208,000	SWS Group Inc.	3,253,767	2,302,560
		3,454,526	2,348,560
	Consumer Finance — 0.9%
155,000	SLM Corp.†	3,369,738	1,897,200

	Financial Services — 0.0%
1,000	Riskmetrics Group Inc.†	22,455	22,440

	Insurance — 1.8%
3,000	Argo Group International Holdings Ltd.	80,520	98,970
78,000	CNA Surety Corp.†	1,218,130	1,308,060
60,000	Zenith National Insurance Corp.	2,295,782	2,269,200
		3,594,432	3,676,230
	Thrift and Mortgage Finance — 0.4%
14,000	New York Community Bancorp Inc.	231,739	230,580
45,000	NewAlliance Bancshares Inc.	610,895	586,350
		842,634	816,930
	TOTAL FINANCIALS	11,283,785	8,761,360

	MATERIALS — 3.9%
	Building Products — 0.1%
4,000	CIMPOR - Cimentos de Portugal SGPS SA	27,782	28,861
6,000	Texas Industries Inc.	209,974	227,040
		237,756	255,901
	Chemicals — 0.6%
3,000	Airgas Inc.	186,698	190,350
56,000	Ferro Corp.†	561,979	611,520
9,800	ICO Inc.	65,625	83,986
12,000	Sensient Technologies Corp.	286,574	378,360
		1,100,876	1,264,216

	Containers and Packaging — 2.2%
7,900	Bway Holding Co.†	157,947	156,262
10,000	Greif Inc., Cl. B	533,319	565,000
368,000	Myers Industries Inc.	7,691,651	3,996,480
		8,382,917	4,717,742
	Metals and Mining — 1.0%
128,000	Alcoa Inc.	2,311,745	1,720,320
4,000	Camino Minerals Corp.†	749	1,339
4,000	Corriente Resources Inc., Cl. A†	32,720	32,999
200	Eramet	22,946	73,097
12,000	Gold Fields Ltd., ADR	150,406	161,280
237	Royal Gold Inc.	10,549	12,267
		2,529,115	2,001,302
	TOTAL MATERIALS	12,250,664	8,239,161

	ENERGY — 3.7%
	Energy Equipment and Services — 0.2%
27,000	RPC Inc.	300,540	368,550
1,000	Smith International Inc.	40,788	47,760
		341,328	416,310
	Oil, Gas, and Consumable Fuels — 3.5%
8,000	Anadarko Petroleum Corp.	399,657	497,280
135,300	CNX Gas Corp.†	5,129,697	5,177,931
200,000	Dragon Oil plc†	1,243,584	1,473,446
150,000	WesternZagros Resources Ltd.†	440,446	115,180
		7,213,384	7,263,837
	TOTAL ENERGY	7,554,712	7,680,147

	UTILITIES — 3.5%
	Electric Utilities — 1.3%
5,000	Allegheny Energy Inc.	115,177	108,900
90,000	Endesa SA	3,691,133	2,559,582
5,000	Northeast Utilities	83,335	138,950
		3,889,645	2,807,432

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — April 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	Gas Utilities — 0.1%
5,000	Southwest Gas Corp.	$129,024	$155,500
	Independent Power Producers and Energy Traders — 0.5%
2,032	Mirant Corp.†	6,369	23,693
75,000	Mirant Corp., Escrow† (a)	0	0
40,000	NRG Energy Inc.†	966,620	966,800
		972,989	990,493
	Multi-Utilities — 1.6%
22,000	CH Energy Group Inc.	938,410	911,240
57,267	GDF Suez, Strips (a)	702	76
1,000	Integrys Energy Group Inc.	47,214	49,610
80,000	NorthWestern Corp.	2,283,378	2,417,600
10,000	Southwest Water Co.	104,855	106,700
6	Suez SA, Strips† (a)	0	0
		3,374,559	3,485,226
	TOTAL UTILITIES	8,366,217	7,438,651

	CONSUMER STAPLES — 2.9%
	Food and Staples Retailing — 0.9%
4,000	Casey’s General Stores Inc.	152,597	154,520
20,000	Diedrich Coffee Inc.†	611,120	695,200
4,000	Spartan Stores Inc.	14,980	60,360
25,000	The Great Atlantic & Pacific Tea Co. Inc.†	108,020	201,250
32,000	Village Super Market Inc., Cl. A	731,026	861,120
		1,617,743	1,972,450
	Food Products — 1.4%
2,000	Flowers Foods Inc.	10,669	52,720
40,000	Kraft Foods Inc., Cl. A	1,147,200	1,184,000
52,000	Sara Lee Corp.	872,016	739,440
32,000	Tootsie Roll Industries Inc.	763,789	851,200
		2,793,674	2,827,360
	Personal Products — 0.6%
45,000	Alberto-Culver Co.	1,357,431	1,296,000
	TOTAL CONSUMER STAPLES	5,768,848	6,095,810
	TOTAL COMMON STOCKS	147,152,334	136,615,028

	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR, expire 12/31/10†	0	870

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
636	Granite Broadcasting Corp.,
	Ser. A, expire 06/04/12† (a)	0	1
636	Granite Broadcasting Corp.,
	Ser. B, expire 06/04/12† (a)	0	1
		0	2
	TOTAL CONSUMER DISCRETIONARY	0	2

	UTILITIES — 0.0%
	Independent Power Producers and Energy Traders — 0.0%
6,526	Mirant Corp., Ser. A,
	expire 01/03/11†	8,798	783
	TOTAL WARRANTS	8,798	785

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 39.1%
	U.S. Treasury Bills — 21.2%
$44,554,000	U.S. Treasury Bills, 0.066% to 0.223%††, 05/06/10 to 10/21/10	44,547,136	44,547,253
	U.S. Treasury Cash Management Bills — 17.9%
37,545,000	U.S. Treasury Cash Management Bills,
	0.101% to 0.178%††,
	06/10/10 to 07/15/10	37,538,224	37,538,164
	TOTAL U.S. GOVERNMENT OBLIGATIONS	82,085,360	82,085,417
	TOTAL INVESTMENTS — 104.1%	$229,246,492	218,702,100
	Other Assets and Liabilities (Net) — (4.1)%		(8,578,199)
	NET ASSETS — 100.0%		$210,123,901

(a)
Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At April 30, 2010, the market value of fair valued securities amounted to $44,078 or 0.02% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $229,246,492)	$218,702,100
Cash	892
Receivable for Fund shares sold	1,248,593
Receivable for investments sold	627,792
Dividends receivable	90,334
Prepaid expenses	40,952
Total Assets	220,710,663
Liabilities:
Payable for investments purchased	9,414,929
Payable for Fund shares redeemed	669,352
Payable for investment advisory fees	159,077
Payable for distribution fees	97,254
Payable for accounting fees	6,290
Other accrued expenses	239,860
Total Liabilities	10,586,762
Net Assets applicable to 21,211,108 shares outstanding	$210,123,901
Net Assets Consist of:
Paid-in capital	$285,588,034
Accumulated net investment loss	(861,165)
Accumulated net realized loss on investments and foreign currency transactions	(64,057,045)
Net unrealized depreciation on investments	(10,544,392)
Net unrealized depreciation on foreign currency translations	(1,531)
Net Assets	$210,123,901
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering and redemption price per share ($280,606 ÷ 28,047 shares outstanding; 100,000,000 shares authorized)	$10.00
Class A:
Net Asset Value and redemption price per share ($108,584,589 ÷ 10,847,683 shares outstanding; 200,000,000 shares authorized)	$10.01
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.62
Class B:
Net Asset Value and offering price per share ($14,514,090 ÷ 1,513,463 shares outstanding; 100,000,000 shares authorized)	$9.59 (a)
Class C:
Net Asset Value and offering price per share ($55,707,417 ÷ 5,813,349 shares outstanding; 100,000,000 shares authorized)	$9.58 (a)
Class Y:
Net Asset Value, offering, and redemption price per share ($31,037,199 ÷ 3,008,566 shares outstanding; 100,000,000 shares authorized)	$10.32

(a) Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $34,444)	$819,718
Interest	34,696
Total Investment Income	854,414
Expenses:
Investment advisory fees	849,255
Distribution fees – Class AAA	80
Distribution fees – Class A	199,411
Distribution fees – Class B	77,974
Distribution fees – Class C	260,637
Shareholder services fees	163,001
Shareholder communications expenses	36,880
Legal and audit fees	30,804
Custodian fees	29,173
Registration expenses	27,844
Directors’ fees	18,497
Accounting fees	6,290
Interest expense	25
Miscellaneous expenses	16,308
Total Expenses	1,716,179
Less:
Custodian fee credits	(269)
Advisory fee reduction on unsupervised assets (Note 3)	(179)
Total Reductions and Credits	(448)
Net Expenses	1,715,731
Net Investment Loss	(861,317)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(1,735,319)
Net realized loss on foreign currency transactions	(13,067)
Net realized loss on investments and foreign currency transactions	(1,748,386)
Net change in unrealized appreciation:
on investments	20,080,991
on foreign currency translations	4,392
Net change in unrealized appreciation on investments and foreign currency translations	20,085,383
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	18,336,997
Net Increase in Net Assets Resulting from Operations	$17,475,680

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009

Operations:
Net investment income/(loss)	$(861,317)	$677,724
Net realized loss on investments and foreign currency transactions	(1,748,386)	(56,545,212)
Net change in unrealized appreciation on investments and foreign currency translations	20,085,383	71,245,534
Net Increase in Net Assets Resulting from Operations	17,475,680	15,378,046

Distributions to Shareholders:
Net investment income
Class A	(469,163)	—
Class C	(31,292)	—
Class Y	(215,494)	—
	(715,949)	—

Net realized gain
Class A	(94,003)	(7,325,284)
Class B	(19,485)	(1,901,111)
Class C	(62,584)	(4,942,792)
Class Y	(25,461)	(2,055,347)
	(201,533)	(16,224,534)
Total Distributions to Shareholders	(917,482)	(16,224,534)

Capital Share Transactions:
Class AAA	277,062	—
Class A	28,798,072	(37,036,396)
Class B	(3,270,408)	(6,666,300)
Class C	682,912	(12,759,560)
Class Y	6,933,031	(7,461,314)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	33,420,669	(63,923,570)
Redemption Fees	1,300	13,260
Net Increase/(Decrease) in Net Assets	49,980,167	(64,756,798)

Net Assets:
Beginning of period	160,143,734	224,900,532

End of period (including undistributed net investment income of $0 and $716,101, respectively)	$210,123,901	$160,143,734

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

			Income									Ratios to Average Net Assets/
		from Investment Operations			Distributions							Supplemental Data
														Operating		Operating
			Net											Expenses		Expenses
			Realized						Net					Net		Before
	Net Asset	Net	and	Total		Net			Asset		Net Assets,	Net		of Waivers/		Waivers/
Period	Value,	Investment	Unrealized	from	Net	Realized			Value,		End of	Investment		Reimburse-		Reimburse-		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption	End of	Total	Period	Income		ments/		ments/		Turnover
October 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)(c)		Reductions(d)		Reductions		Rate
Class AAA
2010(e)	$9.60	$(0.01)	$0.41	$0.40	—	—	—	$0.00	$10.00	4.17%	$281	(0.41	)%(f)	1.55	%(f)(g)	1.55	%(f)	100%
Class A
2010(h)	$9.13	$(0.04)	$0.98	$0.94	$(0.05)	$(0.01)	$(0.06)	$0.00	$10.01	10.39%	$108,585	(0.81	)%(f)	1.75	%(f)(g)	1.75	%(f)	100%
2009	8.66	0.05	1.16	1.21	—	(0.74)	(0.74)	0.00	9.13	16.09	71,935	0.59		1.74	(g)	1.74		97
2008	13.17	0.02	(3.64)	(3.62)	—	(0.89)	(0.89)	0.00	8.66	(29.16)	111,249	0.16		1.86	(g)	1.86		130
2007	12.75	0.09	1.18	1.27	(0.26)	(0.59)	(0.85)	0.00	13.17	10.52	401,709	0.68		1.70		1.70		216
2006	11.62	0.23	1.43	1.66	(0.11)	(0.42)	(0.53)	0.00	12.75	14.73	289,464	1.84		1.66		1.66		227
2005	11.26	0.05	0.70	0.75	—	(0.39)	(0.39)	0.00	11.62	6.77	186,769	0.42		1.71		1.71		183
Class B
2010(h)	$8.72	$(0.06)	$0.94	$0.88	—	$(0.01)	$(0.01)	$0.00	$9.59	10.11%	$14,514	(1.35	)%(f)	2.30	%(f)(g)	2.30	%(f)	100%
2009	8.35	0.01	1.10	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	16,280	0.08		2.29	(g)	2.29		97
2008	12.79	(0.04)	(3.51)	(3.55)	—	(0.89)	(0.89)	0.00	8.35	(29.53)	22,641	(0.37)		2.41	(g)	2.41		130
2007	12.39	0.04	1.14	1.18	$(0.19)	(0.59)	(0.78)	—	12.79	9.96	48,688	0.25		2.25		2.25		216
2006	11.31	0.15	1.39	1.54	(0.04)	(0.42)	(0.46)	0.00	12.39	14.02	53,665	1.27		2.21		2.21		227
2005	11.03	(0.01)	0.68	0.67	—	(0.39)	(0.39)	0.00	11.31	6.17	49,896	(0.13)		2.26		2.26		183
Class C
2010(h)	$8.72	$(0.06)	$0.94	$0.88	$(0.01)	$(0.01)	$(0.02)	$0.00	$9.58	10.06%	$55,707	(1.35	)%(f)	2.30	%(f)(g)	2.30	%(f)	100%
2009	8.35	0.00 (b)	1.11	1.11	—	(0.74)	(0.74)	0.00	8.72	15.43	50,096	0.02		2.29	(g)	2.29		97
2008	12.80	(0.04)	(3.52)	(3.56)	—	(0.89)	(0.89)	0.00	8.35	(29.55)	62,243	(0.37)		2.41	(g)	2.41		130
2007	12.40	0.03	1.15	1.18	(0.19)	(0.59)	(0.78)	0.00	12.80	9.96	176,766	0.16		2.25		2.25		216
2006	11.31	0.15	1.40	1.55	(0.04)	(0.42)	(0.46)	0.00	12.40	14.11	143,711	1.28		2.21		2.21		227
2005	11.03	(0.01)	0.68	0.67	—	(0.39)	(0.39)	0.00	11.31	6.17	100,671	(0.13)		2.26		2.26		183
Class Y
2010(h)	$9.42	$(0.02)	$1.02	$1.00	$(0.09)	$(0.01)	$(0.10)	$0.00	$10.32	10.70%	$31,037	(0.36	)%(f)	1.30	%(f)(g)	1.30	%(f)	100%
2009	8.87	0.09	1.20	1.29	—	(0.74)	(0.74)	0.00	9.42	16.64	21,833	1.05		1.29	(g)	1.29		97
2008	13.48	0.07	(3.73)	(3.66)	—	(0.95)	(0.95)	0.00	8.87	(28.88)	28,768	0.63		1.41	(g)	1.41		130
2007	13.04	0.16	1.20	1.36	(0.33)	(0.59)	(0.92)	0.00	13.48	11.01	106,487	1.15		1.25		1.25		216
2006	11.88	0.29	1.45	1.74	(0.16)	(0.42)	(0.58)	0.00	13.04	15.23	81,816	2.34		1.21		1.21		227
2005	11.45	0.11	0.71	0.82	—	(0.39)	(0.39)	—	11.88	7.28	37,489	0.87		1.26		1.26		183

†
Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)
Net investment income (loss) ratios do not include a reduction for fees paid indirectly. Including such reduction for fees paid indirectly, the net investment income (loss) ratios for the years ended October 31, 2007, 2006, and 2005 would have been 0.72%, 1.87%, and 0.47% (Class A), 0.29%, 1.30%, and (0.08)% (Class B), 0.20%, 1.31%, and (0.08)% (Class C), and 1.19%, 2.38%, and 0.92% (Class Y), respectively. For the year ended October 31, 2008, the effect of the fees paid indirectly was minimal. For the six months ended April 30, 2010 and year ended October 31, 2009 there were no fees paid indirectly.

(d)
The operating expense ratios do not include a reduction of expense for fees paid indirectly. Including such reduction for fees paid indirectly, the expense ratios for the years ended October 2007, 2006, and 2005 would have been 1.66%, 1.63%, and 1.66% (Class A), 2.21%, 2.18%, and 2.21% (Class B and Class C), and 1.21%, 1.18%, and 1.21% (Class Y), respectively. For the year ended October 31, 2008, the effect of the fees paid indirectly was minimal. For the six months ended April 30, 2010 and the year ended October 31, 2009 there were no fees paid indirectly.

(e)	For Class AAA Shares, from the commencement of offering these shares on February 26, 2010 through April 30, 2010, unaudited.
(f)	Annualized.
(g)
The Fund incurred interest expense during the year ended October 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.79% (Class A), 2.34% (Class B and Class C), and 1.34% (Class Y), respectively. For the six months ended April 30, 2010 and the year ended October 31, 2009, the effect of interest expense was minimal.

(h)	For the six months ended April 30, 2010, unaudited.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund, formerly the AXA Enterprise Mergers and Acquisitions Fund, is a series of the Gabelli 787 Fund, Inc. (the “Corporation”, formerly known as The 787 Fund, Inc.), which was organized in Maryland on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 4/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$585,750	—	$44,000	$629,750
Other Industries (a)	31,991,675	—	—	31,991,675
Utilities
Independent Power Producers and Energy Traders	990,493	—	0	990,493
Multi-Utilities	—	$76	—	76
Other Industries (a)	6,448,082	—	—	6,448,082
Other Industries (a)	96,554,952	—	—	96,554,952
Total Common Stocks	136,570,952	76	44,000	136,615,028
Rights (a)	870	—	—	870
Warrants:
Consumer Discretionary
Media	—	2	—	2
Utilities
Independent Power Producers and Energy Traders	783	—	—	783
Total Warrants	783	2	—	785
U.S. Government Obligations	—	82,085,417	—	82,085,417
TOTAL INVESTMENTS IN SECURITIES	$136,572,605	$82,085,495	$44,000	$218,702,100

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	10/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	4/30/10	4/30/10†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$44,000	$—	$—	$—	$—	$—	$—	$44,000	$—
Consumer Discretionary
Media	0	—	—	—	—	—	(0)	—	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	0	—
Total Common Stocks	44,000	—	—	—	—	—	(0)	44,000	—
Warrants:
Consumer Discretionary
Media	0	—	—	—	—	—	(0)	—	—
TOTAL INVESTMENTS IN SECURITIES	$44,000	$—	$—	$—	$—	$—	$(0)	$44,000	$—

† Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
†† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at April 30, 2010, if any, are not accounted for as hedging instruments under GAAP.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

Swap Agreements. The Fund may enter into swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended April 30, 2010, the Fund had no investments in swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended April 30, 2010, the Fund had no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase date and subsequent sale trade date is included in realized gain/loss on investments.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends that are recorded as soon as the Fund is informed of the dividend.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value (the “NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits that are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value of the Fund including the Fund’s use of the tax accounting practice known as equalization.

The tax character of distributions paid during the year ended October 31, 2009 was as follows:

Year Ended
October 31, 2009

Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$5,409,759
Net long-term capital gains	10,814,775
Total distributions paid	$16,224,534

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $56,942,371 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

The following summarizes the tax cost of investments and the related net unrealized depreciation at April 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$234,275,723	$8,896,823	$(24,470,446)	$(15,573,623)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended October 31, 2007 through October 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

Pursuant to a sub-administration arrangement with the Adviser, PNC Global Investment Servicing (U.S.) Inc. provides the Fund with certain administrative services, including monitoring of fund compliance and fund accounting services.

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to make payments or waive its fees to limit the expenses of the Fund until March 10, 2010 (“Expense Limitation Agreement”). The Adviser may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements does not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The annualized total operating expenses (exclusive of brokerage commissions, interest, taxes, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) for the Fund are currently limited to the following based on annual average daily net assets: Class A Shares 1.90%, Class B Shares 2.45%, Class C Shares 2.45%, and Class Y Shares 1.45%. At April 30, 2009, no expense reimbursements were due to the Adviser. At April 30, 2010, the Adviser was not entitled to any recoverable amount from the Fund under the Expense Limitation Agreement.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended April 30, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $179.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.45%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities for the six months ended April 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $129,727,542 and $130,731,858, respectively.

6. Transactions with Affiliates. During the six months ended April 30, 2010, the Fund paid brokerage commissions on security trades of $107,121 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $41,283 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Effective March 11, 2010, the cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. From March 11, 2010 through April 30, 2010, the Fund paid or accrued $6,290 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended April 30, 2010, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class Y Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%, effective November 4, 2009. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class AAA Shares and Class Y Shares are offered to qualified investors without a sales charge. Class AAA Shares were first issued on February 26, 2010.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended April 30, 2010 and the year ended October 31, 2009 amounted to $1,300 and $13,260, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Amount	Shares	Amount
Class AAA*
Shares sold	28,146	$278,069	—	—
Shares redeemed	(99)	(1,007)	—	—
Net increase	28,047	$277,062	—	—

Class A
Shares sold	4,224,941	$40,963,825	2,224,659	$18,594,524
Shares issued upon reinvestment of distributions	50,208	485,005	880,648	6,402,330
Shares redeemed	(1,309,621)	(12,650,758)	(8,065,974)	(62,033,250)
Net increase/(decrease)	2,965,528	$28,798,072	(4,960,667)	$(37,036,396)

Class B
Shares sold	336	$3,083	38,039	$284,092
Shares issued upon reinvestment of distributions	1,638	15,185	211,317	1,475,515
Shares redeemed	(355,699)	(3,288,676)	(1,093,677)	(8,425,907)
Net decrease	(353,725)	$(3,270,408)	(844,321)	$(6,666,300)

Class C
Shares sold	781,334	$7,306,356	516,823	$3,990,913
Shares issued upon reinvestment of distributions	7,112	65,926	480,101	3,351,102
Shares redeemed	(722,241)	(6,689,370)	(2,703,697)	(20,101,575)
Net increase/(decrease)	66,205	$682,912	(1,706,773)	$(12,759,560)

Class Y
Shares sold	1,089,593	$10,931,180	683,376	$5,760,958
Shares issued upon reinvestment of distributions	16,753	166,530	182,938	1,368,378
Shares redeemed	(415,922)	(4,164,679)	(1,789,746)	(14,590,650)
Net increase/(decrease)	690,424	$6,933,031	(923,432)	$(7,461,314)

* For Class AAA Shares, from the commencement of offering these shares on February 26, 2010.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Financial Statements (Continued) (Unaudited)

10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 25, 2010, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.
The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non Independent Board Members of the Fund and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.
The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, and five year average annual total return for the periods ended December 31, 2009, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other mid-cap core funds (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the three year and five year periods, and below the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.
In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2009. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee (including the breakpoints) appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors
In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser uses soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Enterprise Mergers and
Acquisitions Fund
A Portfolio of the Gabelli 787 Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Anthony J. Colavita	Kuni Nakamura
President	President of
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

James P. Conn	Regina M. Pitaro
Former Managing Director	Managing Director and
and Chief Investment Officer	Director of GAMCO Asset
Financial Security Assurance	Management Inc.
Holdings Ltd.

Vincent D. Enright	Salvatore J. Zizza
Former Senior Vice President	Chairman
and Chief Financial Officer	Zizza & Co., Ltd.
KeySpan Corp.

Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Joseph H. Egan	Agnes Mullady
Acting Treasurer	Treasurer

Distributor
Gabelli and Company, Inc.

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q210SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/28/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date	6/28/10

* Print the name and title of each signing officer under his or her signature.